Supplement to the
Fidelity® SAI International Minimum Volatility Index Fund and Fidelity® SAI U.S. Minimum Volatility Index Fund
December 30, 2017
Prospectus

As of the close of business on February 15, 2019, Fidelity® SAI International Minimum Volatility Index Fund will be renamed Fidelity® SAI International Low Volatility Index Fund and will compare its performance to the Fidelity International Low Volatility Focus Index℠ for periods on and after that date.

As of the close of business on February 15, 2019, Fidelity® SAI U.S. Minimum Volatility Index Fund will be renamed Fidelity® SAI U.S. Low Volatility Index Fund and will compare its performance to the Fidelity U.S. Low Volatility Focus Index℠ for periods on and after that date.

As of the close of business on February 15, 2019, the following information will replace similar information for Fidelity® SAI International Minimum Volatility Index Fund found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

  Normally investing at least 80% of assets in equity securities included in the Fidelity International Low Volatility Focus Index℠, which reflects the performance of a broad range of equities across developed markets (excluding the U.S., Canada, and South Korea) that in the aggregate have lower volatility relative to the broader foreign developed equity markets.

Similarly, as of the close of business on February 15, 2019, all other applicable references in the registration statement to the MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index as part of the fund’s investment strategies are hereby replaced accordingly.

As of the close of business on February 15, 2019, the following information will replace similar information for Fidelity® SAI U.S. Minimum Volatility Index Fund found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

  Normally investing at least 80% of assets in U.S. equity securities included in the Fidelity U.S. Low Volatility Focus Index℠, which represents the performance of a broad range of U.S. equities that in the aggregate have lower volatility relative to the broader U.S. equity market.

Similarly, as of the close of business on February 15, 2019, all other applicable references in the registration statement to the MSCI USA Minimum Volatility (USD) Index as part of the fund’s investment strategies are hereby replaced accordingly.

As of the close of business on February 15, 2019, the following information will replace similar information found in the “Fund Basics” section under the heading “Shareholder Notice”.

Fidelity® SAI International Low Volatility Index Fund normally invests at least 80% of assets in equity securities included in the Fidelity International Low Volatility Focus Index℠.

Fidelity® SAI U.S. Low Volatility Index Fund normally invests at least 80% of assets in U.S. equity securities included in the Fidelity U.S. Low Volatility Focus Index℠.

SV1-SV2-18-01 1.9878819.101	September 29, 2018